Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity awards are granted to executives at the discretion of the HRC committee and generally in the first quarter of the applicable year. The HRC committee may approve grants to be effective at other times, including in connection with the hiring of an executive. The HRC committee did not take material non-public information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In 2024, no stock options were granted to any named executive during the period beginning four business days before our filing of a Form 10-Q, Form 10-K, or Form 8-K that discloses material non-public information (other than a Form 8-K disclosing a material new option award grant under Item 5.02(e)) and ending one business day after the filing of such report
Award Timing Method	In 2024, no stock options were granted to any named executive during the period beginning four business days before our filing of a Form 10-Q, Form 10-K, or Form 8-K that discloses material non-public information (other than a Form 8-K disclosing a material new option award grant under Item 5.02(e)) and ending one business day after the filing of such report.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In 2024, no stock options were granted to any named executive during the period beginning four business days before our filing of a Form 10-Q
MNPI Disclosure Timed for Compensation Value	false